Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 28, 2012
Prospectus

Christopher Sharpe no longer serves as a lead co-manager of the fund. All references to Christopher Sharpe are no longer applicable.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Joanna Bewick (lead portfolio manager) has managed the fund since April 2008.

Adam Kramer (co-manager) has managed the fund since August 2007.

Scott Offen (co-manager) has managed the fund since July 2006.

Ford O'Neil (co-manager) has managed the fund since June 2012.

Samuel Wald (co-manager) has managed the fund since December 2003.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Joanna Bewick is lead portfolio manager of the fund, which she has managed since April 2008. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed-income research analyst, as senior vice president of Strategic Services, and portfolio manager. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed-income analyst before returning to Fidelity Investments in 2007.

Ford O'Neil is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

SDI-12-01 June 15, 2012
1.791404.115

Supplement to the
Fidelity Advisor® Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
January 28, 2012
Prospectus

Christopher Sharpe no longer serves as a lead co-manager of the fund. All references to Christopher Sharpe are no longer applicable.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Joanna Bewick (lead portfolio manager) has managed the fund since April 2008.

Adam Kramer (co-manager) has managed the fund since August 2007.

Scott Offen (co-manager) has managed the fund since July 2006.

Ford O'Neil (co-manager) has managed the fund since June 2012.

Samuel Wald (co-manager) has managed the fund since December 2003.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 24.

Joanna Bewick is lead portfolio manager of the fund, which she has managed since April 2008. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed-income research analyst, as senior vice president of Strategic Services, and portfolio manager. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed-income analyst before returning to Fidelity Investments in 2007.

Ford O'Neil is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

ASDI-12-01 June 15, 2012
1.805077.121

Supplement to the
Fidelity Advisor® Strategic Dividend & Income Fund
Institutional Class
January 28, 2012
Prospectus

Christopher Sharpe no longer serves as a lead co-manager of the fund. All references to Christopher Sharpe are no longer applicable.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Joanna Bewick (lead portfolio manager) has managed the fund since April 2008.

Adam Kramer (co-manager) has managed the fund since August 2007.

Scott Offen (co-manager) has managed the fund since July 2006.

Ford O'Neil (co-manager) has managed the fund since June 2012.

Samuel Wald (co-manager) has managed the fund since December 2003.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Joanna Bewick is lead portfolio manager of the fund, which she has managed since April 2008. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed-income research analyst, as senior vice president of Strategic Services, and portfolio manager. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed-income analyst before returning to Fidelity Investments in 2007.

Ford O'Neil is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

ASDII-12-01 June 15, 2012
1.805078.117

Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2011
Prospectus

Christopher Sharpe no longer serves as a lead co-manager of the fund. All references to Christopher Sharpe are no longer applicable.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Joanna Bewick (lead portfolio manager) has managed the fund since April 2008.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

William Irving (co-manager) and Mark Snyderman (co-manager) have managed the fund since September 2005.

Ford O'Neil (co-manager) has managed the fund since June 2012.

Samuel Wald (co-manager) has managed the fund since September 2006.

The following information replaces the similar information found in the "Fund Management" section on page 29.

Joanna Bewick is lead portfolio manager of the fund, which she has managed since April 2008. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed-income research analyst, as senior vice president of Strategic Services, and portfolio manager. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed-income analyst before returning to Fidelity Investments in 2007.

The following information supplements the similar information found in the "Fund Management" section on page 29.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. Mr. Castagliuolo manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

Ford O'Neil is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

RRS-12-02 June 15, 2012
1.820982.115

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2011
Prospectus

Christopher Sharpe no longer serves as a lead co-manager of the fund. All references to Christopher Sharpe are no longer applicable.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Joanna Bewick (lead portfolio manager) has managed the fund since April 2008.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

William Irving (co-manager) and Mark Snyderman (co-manager) have managed the fund since September 2005.

Ford O'Neil (co-manager) has managed the fund since June 2012.

Samuel Wald (co-manager) has managed the fund since September 2006.

The following information replaces the similar information found in the "Fund Management" section on page 31.

Joanna Bewick is lead portfolio manager of the fund, which she has managed since April 2008. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed-income research analyst, as senior vice president of Strategic Services, and portfolio manager. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed-income analyst before returning to Fidelity Investments in 2007.

The following information supplements the similar information found in the "Fund Management" section on page 31.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. Mr. Castagliuolo manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

Ford O'Neil is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

ARRS-12-02 June 15, 2012
1.820981.120

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2011
Prospectus

Christopher Sharpe no longer serves as a lead co-manager of the fund. All references to Christopher Sharpe are no longer applicable.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Joanna Bewick (lead portfolio manager) has managed the fund since April 2008.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

William Irving (co-manager) and Mark Snyderman (co-manager) have managed the fund since September 2005.

Ford O'Neil (co-manager) has managed the fund since June 2012.

Samuel Wald (co-manager) has managed the fund since September 2006.

The following information replaces the similar information found in the "Fund Management" section on page 29.

Joanna Bewick is lead portfolio manager of the fund, which she has managed since April 2008. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed-income research analyst, as senior vice president of Strategic Services, and portfolio manager. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed-income analyst before returning to Fidelity Investments in 2007.

The following information supplements the similar information found in the "Fund Management" section on page 29.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. Mr. Castagliuolo manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

Ford O'Neil is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

ARRSI-12-02 June 15, 2012
1.820980.116